Financial risk management: Liquidity position (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Jun. 01, 2015 MXN ($)	Jun. 01, 2015 COP ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 11,116,335			$ 20,083,457		$ 13,872,897	$ 13,174,991
Loans and Short - term Debt	625,850			1,131,530
Loans and Long- term and Debt	26,860,713			12,227,926
Total Loans and Debt	27,486,563	$ 440,000,000		13,359,456				$ 2,897,404	$ 440,000,000
Lease liabilities	1,394,981			22,496
Lease liabilities	6,720,103
Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	8,452,666			15,868,354
Loans and Short - term Debt	72,513			685,490
Loans and Long- term and Debt	18,127,158			1,738,005
Total Loans and Debt	18,199,671			2,423,495
Lease liabilities	7,120			22,496
Puerto Rico (Aerostar)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	323,859			850,723
Loans and Short - term Debt	405,494			443,814
Loans and Long- term and Debt	8,464,370			10,064,073
Total Loans and Debt	8,869,864			10,507,887
Colombia (Airplan)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	1,914,646			3,364,380
Loans and Short - term Debt	147,843			2,226
Loans and Long- term and Debt	269,185			425,848
Total Loans and Debt	417,028			428,074
US (ASUR Airports)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	425,164
Lease liabilities	1,387,861
Lease liabilities	6,720,103
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	11,116,335			20,083,457		$ 13,871,897
Bancolombia S | Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Total Loans and Debt	$ 360,024		$ 20,000	$ 180,012	$ 10,000